Document and Entity Information	6 Months Ended
	Sep. 30, 2014	Nov. 17, 2014
Document And Entity Information
Entity Registrant Name	Rich Pharmaceuticals, Inc.
Entity Central Index Key	0001504389
Document Type	10-Q
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		662,810,384
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2014